Provisions	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Provisions Explanatory
Note 18

Provisions and contingent liabilities
a) Provisions
The table below presents an overview of total provisions.
USD million 31.12.21 31.12.20
Provisions other than provisions for expected credit losses 3,322 2,571
Provisions for expected credit losses 196 257
Total provisions 3,518 2,828
The following table presents additional information for provisions other than provisions for expected credit losses.
USD million
Litigation,
regulatory and
similar matters
1
Restructuring Other
3
Total 2021
Balance at the beginning of the year 2,135 72 363 2,571
Increase in provisions recognized in the income statement 986 297 78 1,361
Release of provisions recognized in the income statement (74) (30) (32) (136)
Provisions used in conformity with designated purpose (189) (165) (80) (434)
Capitalized reinstatement costs 0 0 32 32
Foreign currency translation / unwind of discount (59) (3) (10) (72)
Balance at the end of the year

2,798 172
2
352 3,322
1 Consists of provisions for losses

resulting from legal, liability and compliance

risks.

2 Primarily consists of personnel-related restructuring provisions of USD
125

million as of 31 December 2021 (31 December 2020:
USD 18

million) and provisions

for onerous contracts

of USD
47

million as of

31 December 2021 (31 December 2020: USD
49

million).

3 Mainly includes provisions

related to real

estate, employee benefits

and
operational risks.
components,

such

as

utilities,

service

charges,

taxes

and
maintenance, when

a property

is vacated

or not

fully recovered
from sub-tenants.

Information

about

provisions

and

contingent

liabilities

in
respect of

litigation, regulatory

and similar

matters, as

a class, is
included in Note

18b. There are

no material contingent liabilities
associated with the other classes of provisions.

UBS AG
Entity [Table]
Disclosure Of Provisions Explanatory
Note 18

Provisions and contingent liabilities
a) Provisions
The table below presents an overview of total provisions.
USD million 31.12.21 31.12.20
Provisions other than provisions for expected credit losses 3,256 2,534
Provisions for expected credit losses 196 257
Total provisions 3,452 2,791
The following table presents additional information for provisions other than provisions for expected credit losses.
USD million
Litigation,
regulatory and
similar matters
1
Restructuring Other
3
Total 2021
Balance at the beginning of the year 2,135 67 332 2,534
Increase in provisions recognized in the income statement 986 228 73 1,286
Release of provisions recognized in the income statement (74) (25) (29) (128)
Provisions used in conformity with designated purpose (189) (130) (76) (396)
Capitalized reinstatement costs 0 0 30 30
Foreign currency translation / unwind of discount (59) (3) (9) (70)
Balance at the end of the year

2,798 137
2
321 3,256
1 Consists of provisions for losses resulting from legal, liability and compliance risks.

2 Primarily consists of personnel-related restructuring provisions of USD
90

million as of 31 December 2021 (31 December 2020:
USD 13

million) and provisions

for onerous contracts

of USD
47

million as of

31 December 2021 (31 December 2020: USD
49

million).

3 Mainly includes provisions

related to real

estate, employee benefits

and
operational risks.
Restructuring
provisions

primarily

relate

to
  personnel - related
provisions and onerous contracts. Personnel-related restructuring provisions

are

used

within

a

short

period

of

time

but

potential
changes in amount may be

triggered when natural staff

attrition
reduces the

number of

people affected

by a

restructuring event
and therefore the estimated

costs. Onerous contracts

for property
are recognized

when UBS AG

is committed to

pay for non-lease
components,

such

as

utilities,

service

charges,

taxes

and
maintenance, when

a property

is vacated

or not

fully recovered
from sub-tenants.
Information

about

provisions

and

contingent

liabilities

in
respect of

litigation, regulatory

and similar

matters, as

a class, is
included in Note

18b. There are

no material contingent liabilities
associated with the other classes of provisions.